CASH AND CASH EQUIVALENTS - Foreign Denominated Cash (Details) R in Millions, $ in Millions	Jun. 30, 2022 USD ($)	Jun. 30, 2022 ZAR (R)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 ZAR (R)	Jun. 30, 2020 ZAR (R)	Jun. 30, 2019 ZAR (R)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents | R		R 2,525.6		R 2,180.0	R 1,715.1	R 279.5
Foreign denominated [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents | $	$ 3.4		$ 3.4